Adoption of New and Revised Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2025
Adoption of New and Revised Accounting Standards [Abstract]
Schedule of Financial Statements in Future Periods

On the date of authorization of these financial statements, the Group has not adopted the following new and revised standards under IFRS Accounting Standards.

Standard	Amendment
IAS 21	Lack of convertibility between currencies

On the date of authorization of these financial statements, the Group has not adopted the following already issued and not yet in force and/or applicable standards under IFRS Accounting Standards.

Standard	Amendment
IFRS 7	Classification and measurement of financial instruments
IFRS 9	Classification and measurement of financial instruments
IAS 28	Application of the equity method for the measurement of investments in subsidiaries
IFRS 18	New presentation and disclosure requirements in financial statements
IFRS 19	Reduced disclosures for subsidiaries without public accountability